Income Taxes - Schedule of reconciliation of deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	$ 0	$ (6,023)
Recognized in income	419	6,023
Business Combination	(134)
Recognized in Equity/OCI	(421)	0
Ending balance	(136)	0
Taxable temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	10,415	6,858
Recognized in income	(14,701)	3,557
Business Combination	(310)
Recognized in Equity/OCI	(421)	0
Ending balance	(5,017)	10,415
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(1,330)	(1,514)
Recognized in income	724	184
Business Combination	0
Recognized in Equity/OCI	0	0
Ending balance	(606)	(1,330)
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(5,088)	(2,920)
Recognized in income	1,514	(2,168)
Business Combination	(7,276)
Recognized in Equity/OCI	0	0
Ending balance	(10,850)	(5,088)
Loss carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	0	23,369
Recognized in income	14,028	(23,369)
Business Combination	14,665
Recognized in Equity/OCI	0	0
Ending balance	28,693	0
Financing costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	0	721
Recognized in income	(2,738)	(721)
Business Combination	2,738
Recognized in Equity/OCI	0	0
Ending balance	0	0
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(3,997)	(32,537)
Recognized in income	1,592	28,540
Business Combination	(9,951)
Recognized in Equity/OCI	0
Ending balance	$ (12,356)	$ (3,997)